Components Of Balance Sheet (DETAILS) (USD $)	Aug. 31, 2012	May 31, 2012
Property and equipment.	$ 2,129	$ 2,125
Accumulated depreciation and amortization.	(2,094)	(2,083)
Property and equipment, net.	$ 35	$ 42